Average Annual Total Returns{- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Brokerage and Investment Management Portfolio	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 1 year	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 5 years	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 10 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 1 year	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 5 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 10 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1502 Past 1 year	F1502 Past 5 years	F1502 Past 10 years
Total	22.58%	13.70%	10.28%	21.52%	12.33%	9.29%	13.88%	10.61%	8.19%	18.40%	15.22%	13.88%	22.45%	14.31%	10.75%